LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT
LONG-TERM DEBT

10.    LONG-TERM DEBT

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Revolving credit facility	$750.6	$188.0
Term Loan B Facility	—	1,040.6
Notes(2)
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	—	1,079.2
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	—	719.4
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	1,028.0	1,079.2
6.750% USD senior secured notes (“6.750% 2031 Secured Notes”)(6)	1,370.6	1,438.9
4.000% USD senior notes (“4.000% 2028 Notes”)(7)	1,028.0	1,079.2
4.750% USD senior notes (“4.750% 2029 Notes”)(8)	1,028.0	1,079.2
4.375% USD senior notes (“4.375% 2029 Notes”)(9)	753.8	791.4
6.625% USD senior notes (“6.625% 2032 Notes”)(10)	685.3	719.4
4.375% USD Solid Waste Disposal Revenue Bonds (“4.375% Bonds”)(11)	287.8	302.2
Other	494.6	503.0
Subtotal	7,426.7	10,019.7
Discount	(5.1)	(7.5)
Derivative liability	55.6	70.2
Deferred finance costs	(54.6)	(82.9)
Total long-term debt	7,422.6	9,999.5
Less: Current portion of long-term debt	—	(1,146.5)
Non-current portion of long-term debt	$7,422.6	$8,853.0

Total long-term debt	7,422.6	9,999.5
Less: Derivative asset	(21.0)	(114.7)
Total long-term debt, net of derivative asset	$7,401.6	$9,884.8
(1)	Comparative figures have not been re-presented.
(2)	Refer to Note 19 for additional information on the hedging arrangements related to the Notes.
(3)	Prior to their redemption on March 14, 2025, the 3.750% 2025 Secured Notes bore interest semi-annually which commenced on February 1, 2021.
(4)	Prior to their redemption on March 14, 2025, the 5.125% 2026 Secured Notes bore interest semi-annually which commenced on December 15, 2019.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)

The 6.750% 2031 Secured Notes bear interest semi-annually which commenced on January 15, 2024 with principal maturing on January 15, 2031. Collateral securing the 6.750% 2031 Secured Notes has been released pursuant to the terms of the indenture governing such notes. As a result, the notes are no longer secured.

(7)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(8)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(9)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.
(10)	The 6.625% 2032 Notes bear interest semi-annually which commenced on October 1, 2024 with principal maturing on April 1, 2032.
(11)	The 4.375% Bonds bear interest semi-annually which commenced on May 15, 2025 with an initial mandatory tender date of October 1, 2031.

Notes

On March 14, 2025, GFL repaid the entire US$750.0 million and US$500.0 million outstanding aggregate principal amounts, related fees, premiums and accrued interest on the 3.750% 2025 Secured Notes and 5.125% 2026 Secured Notes, respectively. GFL also terminated the cross-currency interest rate swap on the 5.125% 2026 Secured Notes. A loss on termination of hedged arrangements of $30.5 million and write off of deferred finance costs of $3.0 million were recognized in interest and other finance costs.

Revolving credit facility and term loan facility

Under the amended and restated revolving credit agreement dated as of September 27, 2021 and as amended and restated through April 29, 2025 (the “Revolving Credit Agreement”), GFL has access to a $2,000.0 million revolving credit facility (available in Canadian and US dollars), a $25.0 million revolving credit facility (available in US dollars) and an aggregate $1,000.0 million accordion feature (collectively, the “Revolving Credit Facility”). The Revolving Credit Facility matures on April 29, 2030 and accrues interest at a rate of CORRA/SOFR plus 1.125% to 1.750% plus a credit spread adjustment or Canadian/Prime plus 0.125% to 0.750%. As of December 31, 2025, the applicable effective CORRA/SOFR borrowing rate was between 4.080% to 5.252%, depending on whether borrowings are drawn in Canadian or US dollars. The Revolving Credit Facility is secured by mortgages on certain properties, a general security agreement over all of the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

The Revolving Credit Agreement contains a Total Net Funded Debt to Adjusted EBITDA and an Interest Coverage Ratio (each as defined in the Revolving Credit Agreement) financial maintenance covenant.

The Total Net Funded Debt to Adjusted EBITDA ratio to be maintained is equal to or less than 5.00 to 1.00 for a period of four complete fiscal quarters following completion of a Material Acquisition and at all other times, equal to or less than 4.50 to 1.00. The Interest Coverage Ratio must be equal to or greater than 3.00 to 1.00. As at December 31, 2025 and December 31, 2024, GFL was in compliance with these covenants.

On March 4, 2025, GFL repaid the entire outstanding aggregate principal amount, related fees and accrued interest on its term loan B facility (the “Term Loan B Facility”) which had a maturity date of July 3, 2031 and a borrowing rate of SOFR (with a floor rate at 0.500%) plus 2.000% or US prime plus 1.000%. The Term Loan B Facility was secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries. A write off of deferred finance costs of $15.9 million was recognized in interest and other finance costs.

Tax-exempt bonds

Industrial revenue bonds are tax-exempt municipal debt securities issued by a government agency on our behalf and sold only to qualified institutional buyers. On October 8, 2024, GFL participated in the issuance of US$210.0 million aggregate principal amount of Solid Waste Disposal Revenue Bonds issued by Florida Development Finance Corporation. The bonds bear interest at 4.375% payable semi-annually which commenced on May 15, 2025 and have an initial mandatory tender date of October 1, 2031. The bonds are unsecured and guaranteed jointly and severally, fully and unconditionally by GFL and certain of its subsidiaries.

Other

Certain of GFL’s non-wholly owned subsidiaries have stand alone credit facilities included in other in long-term debt. The details of those facilities are as follows: (a) US$50.0 million in aggregate principal amount of promissory notes which was repaid on September 30, 2025 (US$50.0 million as at December 31, 2024); (b) a term loan of US$127.0 million (of which US$127.0 million was drawn as at December 31, 2025 and US$5.9 million was drawn as at December 31, 2024) and a US$30.0 million revolving credit facility (of which $nil was drawn as at December 31, 2025 and December 31, 2024) that mature on September 21, 2030 and have a borrowing rate of base or SOFR rate plus 1.500% to 4.000%; and (c) a term loan of US$170.0 million (of which US$163.6 million was drawn as at December 31, 2025 and US$168.9 million was drawn as at December 31, 2024) and a US$100.0 million revolving credit facility (of which US$70.0 million was drawn as at December 31, 2025 and US$78.8 million was drawn as at December 31, 2024) that mature on August 31, 2028 and have a borrowing rate of base or SOFR adjusted rate plus a spread between 2.000% and 3.250%.

Changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$9,999.5	$8,836.9
Cash flows
Issuance of long-term debt	2,633.2	3,287.7
Repayment of long-term debt	(4,818.9)	(2,906.3)
Payment of financing costs	(5.9)	(25.1)
Proceeds from termination of hedged arrangements	28.0	—
Payment for termination of hedged arrangements	(2.2)	(7.5)
Non-cash changes
Accrued interest and other non-cash changes	24.0	24.1
Revaluation of foreign exchange	(370.1)	802.9
Fair value movements on hedged arrangements	(65.0)	(13.2)
Balance, end of year	$7,422.6	$9,999.5

Commitments related to long-term debt

The following table presents GFL’s principal future payments on long-term debt:

2026	$—
2027	—
2028	2,376.1
2029	1,781.8
2030	925.1
Thereafter	2,343.7
$7,426.7